Condensed Balance Sheets - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash on hand	$ 7,072		$ 117,506		$ 494,599
Prepaid expenses	95,544		134,425		171,908
Income Tax Receivable	8,765		8,765
Total current assets	111,382		260,696		666,507
Long-term prepaid expenses					135,036
Marketable securities and cash held in Trust Account	14,147,100		14,011,070		146,626,679
Total assets	14,258,482		14,271,766		147,428,222
Current liabilities:
Accounts payable and accrued offering cost	289,006		117,070		204,095
Income tax liability	27,427
Total current liabilities	316,433		117,070		204,095
Deferred underwriters’ discount	500,000		500,000		5,031,250
Total liabilities	816,433		617,070		5,235,345
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 1,348,049 shares at $10.20	14,000,624	[1]	13,919,834	[1],[2]	146,625,000	[2]
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock value
Additional paid-in capital
Accumulated deficit	(559,055)		(265,618)		(4,432,602)
Total stockholders’ deficit	(558,576)		(265,138)		(4,432,123)	[3]
Total liabilities and stockholders’ deficit	14,258,482		14,271,766		147,428,222
Common Class A [Member]
Stockholders’ deficit:
Common stock value
Common Class B [Member]
Stockholders’ deficit:
Common stock value	$ 479		$ 479		$ 479

[1]	In connection with the Special Meeting of Stockholders held on December 21, 2022 13,026,951 shares were redeemed.
[2]	In connection with the Special Meeting of Stockholders held on December 21, 2022, 13,026,951 shares were redeemed.
[3]	On May 20, 2021, the Company issued an aggregate of 4,312,500 founder shares to our sponsor. On September 27, 2021, our sponsor forfeited 718,750 founder shares for no consideration. On November 1, 2021, the Company effected a 1 1/3 for 1 forward stock split of its Class B common stock, so that the Sponsor owns an aggregate of 4,791,667 Founder Shares. (See Note5).